Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$170,651,307.64	0.5790089	$149,664,747.38	0.5078029	$20,986,560.26
Class A-2-B Notes	$60,952,272.10	0.5790089	$53,456,410.80	0.5078029	$7,495,861.29
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$748,003,579.73	0.6179805	$719,521,158.18	0.5944491	$28,482,421.55

Weighted Avg. Coupon (WAC)	3.24%		3.24%
Weighted Avg. Remaining Maturity (WARM)	44.78		43.88
Pool Receivables Balance	$822,385,519.20		$792,427,197.96
Remaining Number of Receivables	57,951		56,764

Adjusted Pool Balance	$790,212,290.00		$761,729,868.45

III. COLLECTIONS

Principal:
Principal Collections	$28,687,609.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$1,029,591.56
Total Principal Collections	$29,717,201.02

Interest:
Interest Collections	$2,147,378.35
Late Fees & Other Charges	$53,111.39
Interest on Repurchase Principal	$-
Total Interest Collections	$2,200,489.74

Collection Account Interest	$35,472.49
Reserve Account Interest	$4,016.21
Servicer Advances	$-

Total Collections	$31,957,179.46

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$31,957,179.46
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$31,957,179.46

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$685,321.27	$-	$685,321.27	685,321.27
	Collection Account Interest					$35,472.49
	Late Fees & Other Charges					$53,111.39
Total due to Servicer						$773,905.15

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$210,469.95		$210,469.95
	Class A-2-B Notes		$97,065.68		$97,065.68
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,001,810.71		$1,001,810.71	1,001,810.71

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$30,058,600.68

7.	Regular Principal Distribution Amount:					28,482,421.55

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$20,986,560.26
	Class A-2-B Notes				$7,495,861.29
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$28,482,421.55		$28,482,421.55
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$28,482,421.55		$28,482,421.55

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,576,179.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,173,229.20
Beginning Period Amount	$32,173,229.20
Current Period Amortization	$1,475,899.69
Ending Period Required Amount	$30,697,329.51
Ending Period Amount	$30,697,329.51
Next Distribution Date Required Amount	$29,256,229.83

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	April 2018
Distribution Date	05/15/18
Transaction Month	14
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.34%	5.54%	5.54%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.82%	56,097	98.65%	$781,694,605.93
30 - 60 Days	0.89%	506	1.02%	$8,085,850.08
61 - 90 Days	0.25%	144	0.30%	$2,348,677.09
91-120 Days	0.03%	17	0.04%	$298,064.86
121 + Days	0.00%	0	0.00%	$-
Total		56,764		$792,427,197.96

Delinquent Receivables 30+ Days Past Due
Current Period	1.18%	667	1.35%	$10,732,592.03
1st Preceding Collection Period	1.05%	611	1.24%	$10,204,948.65
2nd Preceding Collection Period	1.11%	656	1.26%	$10,804,692.12
3rd Preceding Collection Period	1.37%	825	1.57%	$13,841,376.97
Four-Month Average	1.18%		1.36%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.33%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		40		$672,328.75
Repossession Inventory		109		$471,895.57

Current Charge-Offs
Gross Principal of Charge-Offs				$1,270,711.78
Recoveries				$(1,029,591.56)
Net Loss				$241,120.22

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.35%

Average Pool Balance for Current Period				$807,406,358.58

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.36%
1st Preceding Collection Period				0.94%
2nd Preceding Collection Period				0.64%
3rd Preceding Collection Period				1.01%
Four-Month Average				0.74%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		103	1,472	$19,132,699.50
Recoveries		132	1,178	$(9,066,009.33)
Net Loss				$10,066,690.17
Cumulative Net Loss as a % of Initial Pool Balance				0.78%

Net Loss for Receivables that have experienced a Net Loss *		66	1,124	$10,077,922.00
Average Net Loss for Receivables that have experienced a Net Loss				$8,966.12

Principal Balance of Extensions				$1,927,929.91
Number of Extensions				111

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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